Offerings - Offering: 1	Oct. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.00195 par value per share
Amount Registered | shares	18,440,000
Proposed Maximum Offering Price per Unit	0.38
Maximum Aggregate Offering Price	$ 7,007,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 967.69
Offering Note	This registration statement covers shares of ordinary shares, par value $0.00195 per share (the “Ordinary Shares”) of Jiuzi Holdings Inc. (the “Company”) that may become issuable upon exercise of certain common warrants (the “Warrants”) issued pursuant to certain securities purchase agreement dated September 29, 2025, by and among the Company and the purchasers party thereto. In the event of a stock split, stock dividend or other similar transaction involving the Company’s Ordinary Shares, in order to prevent dilution, the number of Ordinary Shares registered hereby shall be automatically increased to cover the additional Ordinary Shares in accordance with Rule 416(a) under the Securities Act.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(o) under the Securities Act of 1933, as amended, based on the maximum price at which the warrants may be exercised.